Equity (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in stock options outstanding [Table Text Block]
			Weighted average
	Outstanding		exercise price
Balance, March 31, 2020	4,298,633	C$	2.85
Granted	227,600		22.60
Forfeited	(200,000)		3.10
Exercised	(1,495,394)		3.13
Balance, March 31, 2021	2,830,839	C$	4.33
Granted	415,000		20.05
Cancelled	(12,500)		1.45
Exercised	(386,824)		6.74
Balance, March 31, 2022	2,846,515	C$	6.31

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable	Exercise price	Expiry date
133,300	133,300	C$1.50	September 14, 2022
2,000	2,000	15.70	February 11, 2026
10,000	8,000	14.95	June 4, 2026
1,000,000	1,000,000	1.50	September 14, 2027
24,615	24,615	10.00	October 11, 2027
50,000	50,000	10.00	March 26, 2028
400,000	400,000	3.10	September 18, 2028
100,000	100,000	1.35	December 21, 2028
500,000	500,000	1.45	February 10, 2030
20,000	17,500	1.90	May 29, 2030
1,600	1,600	10.80	December 24, 2030
200,000	100,000	25.00	February 23, 2031
35,000	26,250	25.15	April 6, 2031
110,000	41,250	18.35	April 29, 2031
180,000	9,000	18.50	October 7, 2031
60,000	5,000	25.35	November 10, 2031
20,000	2,500	21.00	December 8, 2031
2,846,515	2,421,015

Schedule of warrants outstanding and exercisable [Table Text Block]
Outstanding		Exercisable		Exercise price	Expiry date
250,000	*	80,000	C$	6.20	May 22, 2023
1,000,000		1,000,000	C$	15.00	January 12, 2024
300,000	**	300,000	C$	15.55	July 12, 2023
1,917,050		1,917,050	C$	30.00	May 30, 2024
106,677	***	106,677	C$	30.00	September 15, 2024
3,573,727		3,403,727

* Of the 250,000 warrants granted as part of the Norway Acquisition (Note 5), 80,000 vest upon the receipt of all regulatory permits required to commence construction of a digital currency mining data centre in Ballangen, Norway. A further 90,000 warrants vest upon the commencement of the mining of digital currency or other revenue generating activity on the property.

** For the year ended March 31, 2022, the Company issued 300,000 warrants as consideration for mining equipment. Each full warrant entitles the holder to acquire one common share for C$15.55 for a period of 2 years. The warrants were valued at $2,030,045 using the Black-Scholes option pricing model with the following assumptions: a risk-free interest rate of 0.46%; an expected volatility of 105%; an expected life of 2.00 years; a forfeiture rate of zero; and an expected dividend of zero.

*** On December 1, 2021, the Company issued 106,677 warrants as consideration for an investment in Titan.io. Each Warrant is exercisable for one share on or before September 15, 2024, at an exercise price of C$30.00 per Share.

Schedule of weighted average assumptions for stock options [Table Text Block]
	Fiscal Years
	2022	2021
Risk-free interest rate	1.10%	0.42%
Expected life (years)	9.88	5.00
Annualized volatility	105%	105%
Dividend rate	0.00%	0.00%

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
	Warrants		Weighted average
	outstanding		exercise price
Balance, March 31, 2020	250,000	C$	6.20
Issued	1,000,000		15.00
Balance, March 31, 2021	1,250,000	C$	13.25
Issued**	2,323,727		28.13
Balance, March 31, 2022	3,573,727	C$	22.92

Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
Outstanding
Balance, March 31, 2020	620,000
Granted	62,000
Exercised	(325,200)
Balance, March 31, 2021	356,800
Granted	8,000
Cancelled	(12,500)
Exercised	(290,800)
Balance, March 31, 2022	61,500